S-K 1603(a)(9) Restrictions on Selling Securities	Jul. 14, 2026
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Terms That Would Result in Earlier Expiration of Restrictions [Text Block]	We, our sponsor and our executive officers and directors have agreed that, for a period of 180 days from the date of this prospectus, we and they will not, without the prior written consent of the Representative, offer, sell, contract to sell, pledge, sell any option or contract to purchase, purchase any option or contract to sell, grant any option, right or warrant to purchase, lend or otherwise transfer or dispose of, directly or indirectly, any ordinary shares or any other securities convertible into, or exercisable or exchangeable for, any ordinary shares, founder shares or warrants, subject to certain exceptions. The Representative in its sole discretion may release any of the securities subject to these lock-up agreements at any time without notice, other than in the case of the officers and directors, which shall be with notice. Our initial shareholders, including our sponsor, the unaffiliated founder share transferees and our officers and directors, are also subject to separate transfer restrictions on their founder shares and private placement shares pursuant to the letter agreement described herein.
Founder Shares [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	The earlier of (A) 180 days after the completion of our initial business combination or earlier if, subsequent to our initial business combination, the closing price of the ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub- divisions, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day at least 90 days after our initial business combination and (B) the date following the completion of our initial business combination on which we complete a liquidation, merger, share exchange or other similar transaction that results in all of our shareholders having the right to exchange their ordinary shares for cash, securities or other property.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Crestone Strategic Capital Limited, Hongtao Sun, Wenxi He, Oscar Sanz Paris, Lincoln Teo Choong Han, Aleksandar Georgiev Keratsinov
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Transfers permitted (a) to the Company’s officers or directors, any affiliates or family members of any of the Company’s officers or directors, any members or partners of the Sponsor or their affiliates, any affiliates of the Sponsor, or any employees of such affiliates; (b) in the case of an individual, by gift to a member of such individual’s immediate family or to a trust, the beneficiary of which is a member of such individual’s immediate family, an affiliate of such individual or to a charitable organization; (c) in the case of an individual, by virtue of laws of descent and distribution upon death of such individual; (d) in the case of an individual, pursuant to a qualified domestic relations order; (e) by private sales or transfers made in connection with any forward purchase agreement or similar arrangement or in connection with the consummation of an initial Business Combination at prices no greater than the price at which the securities were originally purchased; (f) in the event of the Company’s liquidation prior to the Company’s completion of an initial Business Combination; (g) by virtue of the laws of the British Virgin Islands or the Sponsor’s organizational documents upon liquidation or dissolution of the Sponsor; (h) to the Company for no value for cancellation in connection with the consummation of an initial Business Combination; (i) in the event of the Company’s liquidation prior to the consummation of an initial Business Combination; or (j) in the event of the Company’s completion of a liquidation, merger, capital share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their Ordinary Shares for cash, securities or other property subsequent to the Company’s completion of an initial Business Combination; provided, however, that in the case of clauses (a) through (e) these permitted transferees must enter into a written agreement agreeing to be bound by these transfer restrictions and by the same agreements entered into by our sponsor with respect to such securities (including provisions relating to voting, the trust account and liquidation distributions described elsewhere in this prospectus).
Private Placement Shares [Member]
Spac Sponsor And Affiliates Information Restrictions On Sale Of Spac Securities Line Items
SPAC Sponsor, Description of Expiration Dates of Restrictions [Text Block]	Until 30 days after the completion of our initial business combination.
SPAC Sponsor, Persons and Entities Subject to Restrictions	Crestone Strategic Capital Limited
SPAC Sponsor, Description of Exceptions to Restrictions [Text Block]	Same as above